Financial assets at FVTOCI_Details of financial assets at FVTOCI (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	₩ 27,730,531	$ 23,998,729	₩ 18,063,423
Debt Securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	26,714,424		17,072,220
Korean treasury and government agencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	1,152,711		1,358,378
Financial institutions
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	17,769,924		11,252,790
Corporates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	3,917,004		1,824,843
Bond denominated in foreign currencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	3,874,785		2,636,209
Equity securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	935,370		951,174
Securities loaned
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	₩ 80,737		₩ 40,029